ACQUISITIONS - Summary of Preliminary Purchase Price Allocation (Details) - USD ($)	Jan. 31, 2026	Dec. 31, 2025	Sep. 01, 2025	Jan. 01, 2025
Spotlight.Vegas Acquisition
Disclosure of detailed information about business combination [line items]
Cash paid			$ 6,495,000
Acquisition earnout consideration (up to)			904,000
Cash and cash equivalents			436,000
Other non-current asset			360,000
Trade and other receivables			40,000
Right-of-use assets			89,000
Total assets acquired			5,075,000
Trade and other payables			(1,738,000)
Borrowings			(393,000)
Other non-current liability			(206,000)
Lease liability			(89,000)
Total liabilities assumed			(2,426,000)
Total net assets			2,649,000
Goodwill recognized			4,750,000
Total acquisition consideration			7,399,000
Spotlight.Vegas Acquisition | Domain names and related websites
Disclosure of detailed information about business combination [line items]
Domain names and related websites			1,550,000
Spotlight.Vegas Acquisition | Acquired technology
Disclosure of detailed information about business combination [line items]
Domain names and related websites			$ 2,600,000
OddsJam
Disclosure of detailed information about business combination [line items]
Cash paid	$ 10,435,000			$ 63,577,000
Acquisition earnout consideration (up to)		$ 40,000,000
Common shares issued, at fair value				9,971,000
Contingent and deferred consideration, at fair value	$ 3,852,000	33,570,000		24,771,000
Cash and cash equivalents				1,141,000
Domain names and related websites				8,200,000
Trade and other receivables				1,091,000
Customer base				26,100,000
Acquired technology and Software				23,500,000
Indemnification asset				792,000
Deferred tax		1,370,000		1,370,000
Other current assets				127,000
Total assets acquired				62,321,000
Accounts payable and accrued expenses				882,000
Deferred income				(1,502,000)
Income tax				(1,646,000)
Deferred tax		(14,845,000)		(14,845,000)
Other indirect tax				(792,000)
Other current liabilities				(1,786,000)
Total liabilities assumed				(21,453,000)
Total net assets				40,868,000
Goodwill recognized		$ 57,451,000
Total acquisition consideration				$ 98,319,000